SELECTED STATEMENT OF OPERATIONS DATA (Details Textual) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Selected statement of operation [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	400,000	425,200	266,200